SUPPLEMENT DATED OCTOBER 11, 2005
TO THE STATEMENT of ADDITIONAL INFORMATION of
MONTANATAX-FREE FUND, INC.
ND TAX-FREE FUND, INC.
Dated May 1, 2005

TO THE STATEMENT of ADDITIONAL INFORMATION

Effective October 11, 2005, the Montana Tax-Free, Inc., and the ND Tax-Free Fund, Inc., will no longer offer a sales charge waiver for Class A share purchases using documented redemptions from unrelated funds in which you have paid a sales load.  Any reference to this program in the SAI is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE